Intangible assets and goodwill (Details 1) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Intangible assets and goodwill [abstract]
Goodwill	¥ 61,640	¥ 62,046
Trademark	16,540	16,540
Total	¥ 78,180	¥ 78,586